Vessels, Net (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Line Items]
Balance beginning of period	$ 306,135,916
Depreciation for the period	(18,357,377)	(16,986,584)	(16,386,426)
Balance end of period	369,032,973	306,135,916
Vessel Cost
Property Plant And Equipment [Line Items]
Balance beginning of period	376,193,456	351,611,923
Newbuilding deliveries	81,051,077	24,581,533
Balance end of period	457,244,533	376,193,456
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance beginning of period	(70,057,540)	(53,235,483)
Depreciation for the period	(18,154,020)	(16,822,057)
Balance end of period	(88,211,560)	(70,057,540)
Net Book Value
Property Plant And Equipment [Line Items]
Balance beginning of period	306,135,916	298,376,440
Newbuilding deliveries	81,051,077	24,581,533
Depreciation for the period	(18,154,020)	(16,822,057)
Balance end of period	$ 369,032,973	$ 306,135,916